Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [abstract]
Salaries and fees	£ 5,028,434	£ 4,406,908	£ 3,604,999
Performance-related payments	5,194,317	3,685,464	2,330,000
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,467,011	1,580,321	635,493
Expenses	25,198	96,358	120,302
Total remuneration	11,714,960	9,769,051	6,690,794
Short-term employee benefits	24,445,189	24,642,085	24,757,161
Post-employment benefits	2,399,261	2,292,857	1,918,144
Total compensation	£ 26,844,450	£ 26,934,942	£ 26,675,305